CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)/INCOME (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income	$ 97,515,000		$ 68,960,000		$ 38,850,000
Unrealized holding (losses)/gains on available-for-sale securities (1)	(75,465,000)	[1]	2,165,000	[1]	64,637,000	[1]
Unrealized gains on cash flow hedges	70,000		0		0
Gains on sale of available-for-sale investment securities (3)	(1,374,000)	[2]	(12,000)	[2]	(174,000)	[2]
Comprehensive income	7,344,000		63,559,000		99,945,000
Less: Comprehensive income attributable to noncontrolling interest - preferred stock dividends	(22,187,000)		(22,187,000)		(22,187,000)
Comprehensive (loss)/income attributable to Farmer Mac	(14,843,000)		41,372,000		77,758,000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	(40,600,000)		1,200,000		34,800,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	38,000
Other Comprehensive Income, Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	(700,000)		(6,000)		(100,000)
Accumulated Other Comprehensive Income (Loss) [Member]
Other comprehensive income/(loss)	(90,171,000)		(5,401,000)		61,095,000
financial derivatives and hedging activities [Member]
Gains/(losses) on financial derivatives and hedging activities (2)	(12,598,000)	[3]	(6,358,000)	[3]	0	[3]
Tax effects of reclassification adjustment for gains included in net income, tax	(6,800,000)		(3,400,000)
Other Income [Member]
Other income (4)	804,000	[4]	1,196,000	[4]	3,368,000	[4]
Tax effects of reclassification adjustment for gains included in net income, tax	$ (400,000)		$ (600,000)		$ (1,800,000)

[1]	Presented net of income tax benefit of $40.6 million and expense of $1.2 million and $34.8 million for the years ended December 31, 2013, 2012, and 2011, respectively.
[2]	Represents realized gains on sales of available-for-sale investment securities. Presented net of income tax benefit of $0.7 million, $6,000 and $0.1 million for the years ended and December 31, 2013, 2012, and 2011, respectively.
[3]	Relates to the amortization of the unrealized gains on the hedged items prior to application of hedge accounting. Presented net of income tax benefit of $6.8 million and $3.4 million for the years ended December 31, 2013 and 2012, respectively.
[4]	Represents amortization of deferred gains related to certain available-for-sale USDA Securities and Farmer Mac Guaranteed Securities. Presented net of income tax benefit of $0.4 million, $0.6 million, and $1.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.